Selling, general and administrative expenses (Tables)	12 Months Ended
Jun. 30, 2025
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year ended June 30,
(in € thousands)	2023	2024	2025
Personnel-related expenses	(119,450)	(126,366)	(168,326)
Rental and other facility-related expenses	(2,668)	(4,902)	(13,033)
IT expenses	(8,911)	(8,409)	(28,620)
Insurances and fees	(3,082)	(1,901)	(2,945)
Travel costs	(2,896)	(3,501)	(5,859)
Other transaction-related, certain legal & other expenses (1), (2)	(5,446)	(2,366)	(49,125)
Consulting and other services	(920)	(4,247)	(11,391)
Other	(4,319)	(7,600)	(4,995)
Total Selling, general and administrative expenses	(147,692)	(159,292)	(284,295)
(1)	Other transaction-related, certain legal and other expenses represent in fiscal year 2023 and 2024 (i) professional fees, including advisory and accounting fees, related to potential transactions, (ii) certain legal expenses incurred outside the ordinary course of our business and (iii) other non-recurring expenses incurred in connection with the costs of establishing our new central distribution center in Leipzig, Germany.
(2)	Other transaction-related, certain legal and other expenses represent in fiscal year 2025 (i) professional fees, including advisory and accounting fees, related to the YNAP Acquisition and other potential transactions and (ii) certain legal expenses incurred outside the ordinary course of our business.